Acquisition and Disposition of Bronco Communications, LLC and Discontinued Operations (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations	$ (567)	$ (25,477)	$ (2,832)	$ (271,221)	$ (271,221)	$ (208,922)
Bronco Communications Llc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						144,337
Cost of goods sold						114,071
Gross profit						30,266
Selling, general and administrative expenses					25,477	236,564
Loss on sale of assets of discontinued operations					245,744
Interest expense						7,000
Other income						(4,376)
Loss before provision for income taxes					(271,722)	(208,922)
Provision for income taxes
Loss from discontinued operations					$ (271,722)	$ (208,922)